Stockholders' Equity - Schedule of Equity-Classified Warrants (Details) - Warrants [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Class of Warrant or Right [Line Items]
Number of Warrants, Total outstanding, Ending | shares
Weighted Average Exercise Price, Total outstanding, Ending | $ / shares
Weighted Average Remaining Contractual Life (Years), Total outstanding, Ending
Number of Warrants, Reclassified from Derivative Liabilities | shares	231,917
Weighted Average Exercise Price, Reclassified from Derivative Liabilities | $ / shares	$ 5.46
Weighted Average Remaining Contractual Life (Years), Reclassified from Derivative Liabilities	4 years 1 month 24 days
Number of Warrants, Granted | shares	3,116,384
Weighted Average Exercise Price, Granted | $ / shares	$ 6.22
Weighted Average Remaining Contractual Life (Years), Granted	5 years
Number of Warrants, Exercised | shares	(184,447)
Weighted Average Exercise Price, Exercised | $ / shares	$ 6.14
Weighted Average Remaining Contractual Life (Years), Exercised	5 years
Number of Warrants, Forfeited | shares
Weighted Average Exercise Price, Forfeited | $ / shares
Number of Warrants, Expired | shares
Weighted Average Exercise Price, Expired | $ / shares
Number of Warrants, Total outstanding, Ending | shares	3,163,854
Weighted Average Exercise Price, Total outstanding, Ending | $ / shares	$ 6.17
Weighted Average Remaining Contractual Life (Years), Total outstanding, Ending	4 years 5 months 19 days
Number of Warrants,Total exercisable, December 31, 2023 | shares	3,163,854
Weighted Average Exercise Price,Total exercisable, December 31, 2023 | $ / shares	$ 6.17
Weighted Average Remaining Contractual Life (Years),Total exercisable, December 31, 2023	4 years 5 months 19 days